Expense Example, No Redemption - MassMutual Advantage Funds_Pro - Class C	Sep. 30, 2025 USD ($)
MML Barings Global Floating Rate Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	612
Expense Example, No Redemption, 5 Years	1,072
Expense Example, No Redemption, 10 Years	2,346
MML Barings Unconstrained Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	650
Expense Example, No Redemption, 5 Years	1,128
Expense Example, No Redemption, 10 Years	$ 2,448